Offerings	Jun. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	4,750,000
Proposed Maximum Offering Price per Unit	21.41
Maximum Aggregate Offering Price	$ 101,697,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 14,044.42
Offering Note	(1) Represents (i) 3,750,000 shares of Class A Common Stock, par value $0.0001 ("Class A Common Stock"), of Suncrete, Inc. (the "Company"), issuable pursuant to the Suncrete, Inc. 2026 Omnibus Incentive Plan (the "2026 Plan"), including shares of Class A Common Stock that may become available for issuance under the 2026 Plan upon the forfeiture, cancellation, expiration or termination of awards under the 2026 Plan, and (ii) 1,000,000 shares of Class A Common Stock issuable pursuant to the Suncrete, Inc. Employee Stock Purchase Plan (the "ESPP"), and (iii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Class A Common Stock that may become issuable under the 2026 Plan or the ESPP as a result of any stock split, stock dividend, recapitalization or other similar transaction effected that increases the number of outstanding shares of Class A Common Stock. (2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act, based on the average of the high ($22.59) and low ($20.23) prices of the shares of Class A Common Stock on The Nasdaq Global Market on June 23, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission).
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class B Common Stock
Amount Registered | shares	2,500,000
Proposed Maximum Offering Price per Unit	21.41
Maximum Aggregate Offering Price	$ 53,525,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 7,391.80
Offering Note	(2) Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) and 457(h) under the Securities Act, based on the average of the high ($22.59) and low ($20.23) prices of the shares of Class A Common Stock on The Nasdaq Global Market on June 23, 2026 (such date being within five business days of the date that this registration statement was first filed with the Securities and Exchange Commission). (3) Represents (i) shares of Class B Common Stock, par value $0.0001, the Company ("Class B Common Stock"), issuable pursuant to the 2026 Plan, including shares of Class B Common Stock that may become available for issuance under the 2026 Plan upon the forfeiture, cancellation, expiration or termination of awards under the 2026 Plan, and (ii) pursuant to Rule 416(a) of the Securities Act, any additional shares of Class B Common Stock that may become issuable under the 2026 Plan as a result of any stock split, stock dividend, recapitalization or other similar transaction effected that increases the number of outstanding shares of Class B Common Stock.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock issuable upon the conversion of Class B Common Stock
Amount Registered | shares	2,500,000
Maximum Aggregate Offering Price	$ 0.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	(4) Represents shares of Class A Common Stock issuable upon the conversion of Class B Common Stock. The Class B Common Stock is convertible into Class A Common Stock on a one-for-one basis at the option of the holder thereof, or upon the occurrence of certain conversion events. Pursuant to Rule 457(i) under the Securities Act, there is no fee associated with the registration of shares of Class A Common Stock issuable upon conversion of the Class B Common Stock being registered hereunder because no additional consideration will be received in connection with the conversion of the Class B Common Stock.